OTHER NON-CURRENT ASSETS (Details) - CAD ($) $ in Millions	Mar. 31, 2021	Mar. 31, 2020
Miscellaneous assets [abstract]
Restricted cash	$ 11.4	$ 12.4
Prepaid rent to a portfolio investment	21.2	23.3
Advances to a portfolio investment	11.1	29.7
Investment in finance leases (Note 17)	114.9	138.2
Non-current receivables	45.6	40.2
Investment tax credits	259.2	231.5
Other	32.4	35.1
Other non-current assets	$ 495.8	$ 510.4